                                AIM EQUITY FUNDS

                AIM Aggressive Growth Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
       as supplemented February 27, 2004, April 19, 2004, April 30, 2004,
                         May 18, 2004 and July 16, 2004

            AIM Blue Chip Fund - Investor Class, Class A, B, C and R
               AIM Capital Development Fund - Class A, B, C and R
                     AIM Charter Fund - Class A, B, C and R
                  AIM Constellation Fund - Class A, B, C and R
                AIM Diversified Dividend Fund - Class A, B and C
          AIM Large Cap Basic Value Fund - Investor Class, Class A, B,
                                     C and R
            AIM Large Cap Growth Fund - Investor Class, Class A, B, C
                                      and R
                    AIM Weingarten Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
                       as supplemented February 27, 2004,
                         May 18, 2004 and July 16, 2004

               AIM Dent Demographic Trends Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
                as supplemented February 27, 2004, May 18, 2004,
                         July 1, 2004 and July 16, 2004

                   AIM Emerging Growth Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
                as supplemented February 27, 2004, May 18, 2004,
                         June 4, 2004 and July 16, 2004

                  AIM Mid Cap Growth Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
                as supplemented February 27, 2004, May 14, 2004,
                         May 18, 2004 and July 16, 2004

                AIM Aggressive Growth Fund - Institutional Class
                    AIM Blue Chip Fund - Institutional Class
               AIM Capital Development Fund - Institutional Class
                     AIM Charter Fund - Institutional Class
                  AIM Constellation Fund - Institutional Class
              AIM Large Cap Basic Value Fund - Institutional Class
                 AIM Large Cap Growth Fund - Institutional Class
                  AIM Mid Cap Growth Fund - Institutional Class
                    AIM Weingarten Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 14, 2004,
                         May 18, 2004 and July 16, 2004

                             AIM FLOATING RATE FUND

                                  Class B and C
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                                 AIM FUNDS GROUP

                     AIM Balanced Fund - Class A, B, C and R
                  AIM Basic Balanced Fund - Class A, B, C and R
                   AIM European Small Company Fund - Class A,
                B and C AIM Global Value Fund - Class A, B and C
            AIM International Emerging Growth Fund - Class A, B and C
                    AIM Select Equity Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                  AIM Mid Cap Basic Value Fund - Class A, B, C
                    and R Supplement dated September 8, 2004
                                     to the
                       Prospectus dated April 30, 2004, as
                    supplemented April 30, 2004, May 3, 2004,
                         May 18, 2004 and July 16, 2004

                  AIM Premier Equity Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                                       as
                   supplemented April 30, 2004, May 14, 2004,
                         May 18, 2004 and July 16, 2004

                    AIMSmall Cap Equity Fund - Class A, B, C
                    and R Supplement dated September 8, 2004
                                     to the
                       Prospectus dated April 30, 2004, as
                   supplemented April 30, 2004, May 18, 2004,
                       July 16, 2004 and September 1, 2004

                     AIM Balanced Fund - Institutional Class
                  AIM Basic Balanced Fund - Institutional Class
               AIM Mid Cap Basic Value Fund - Institutional Class
                  AIM Premier Equity Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
           as supplemented April 30, 2004, May 3, 2004, May 14, 2004,
                         May 18, 2004 and July 16, 2004


                                AIM GROWTH SERIES

              AIM Aggressive Allocation Fund - Class A, B, C and R
                   AIM Basic Value Fund - Class A, B, C and R
             AIM Conservative Allocation Fund - Class A, B, C and R
                    AIM Global Equity Fund - Class A, B and C
               AIM Mid Cap Core Equity Fund - Class A, B, C and R
               AIM Moderate Allocation Fund - Class A, B, C and R
                 AIM Small Cap Growth Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

              AIM Aggressive Allocation Fund - Institutional Class
                   AIM Basic Value Fund - Institutional Class
             AIM Conservative Allocation Fund - Institutional Class
                  AIM Global Equity Fund - Institutional Class
               AIM Mid Cap Core Equity Fund - Institutional Class
               AIM Moderate Allocation Fund - Institutional Class
                 AIM Small Cap Growth Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                         AIM INTERNATIONAL MUTUAL FUNDS

                 AIM Asia Pacific Growth Fund - Class A, B and C
                    AIM European Growth Fund - Investor Class
                               Class A, B, C and R
                 AIM Global Aggressive Growth Fund - Class A, B
                                      and C
                    AIM Global Growth Fund - Class A, B and C
               AIM International Growth Fund - Class A, B, C and R
               AIM International Growth Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                       Prospectus dated February 27, 2004,
                 as supplemented February 27, 2004, May 18, 2004
                                and July 16, 2004

            INVESCO International Core Equity Fund - Class A, B, C, R
                               and Investor Class
          INVESCO International Core Equity Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                              AIM INVESTMENT FUNDS

                    AIM Developing Markets Fund - Class A, B
                     and C AIM Libra Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 1, 2004,
                   as supplemented March 1, 2004, May 18, 2004
                                and July 16, 2004

                 AIM Global Health Care Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 1, 2004,
                  as supplemented March 1, 2004, May 18, 2004,
                         July 14, 2004 and July 16, 2004

                 AIM Trimark Endeavor Fund - Class A, B, C and R
                   AIM Trimark Small Companies Fund - Class A,
                                   B, C and R
                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 1, 2004,
                           as revised April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                     AIM Trimark Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 1, 2004,
                           as revised April 30, 2004,
                   as supplemented April 30, 2004, May 3, 2004
                         May 18, 2004 and July 16, 2004

                 AIM Trimark Endeavor Fund - Institutional Class
                     AIM Trimark Fund - Institutional Class
             AIM Trimark Small Companies Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 1, 2004,
                           as revised April 30, 2004,
                  as supplemented April 30, 2004, May 3, 2004,
                         May 18, 2004 and July 16, 2004

                         AIM INVESTMENT SECURITIES FUNDS

             AIM High Yield Fund - Investor Class, Class A, B, and C
           AIM Intermediate Government Fund - Investor Class, Class A,
                                   B, C and R
               AIM Limited Maturity Treasury Fund - Class A and A3
           AIM Municipal Bond Fund - Investor Class, Class A, B and C
                    Supplement dated September 8, 2004 to the
                       Prospectus dated October 29, 2003,
                       as supplemented November 10, 2003,
                      December 5, 2003, December 16, 2003,
                  January 16, 2004, May 17, 2004, May 18, 2004
                                and July 16, 2004

                 AIM Income Fund - Investor Class, Class A, B, C
                                      and R
                    Supplement dated September 8, 2004 to the
                       Prospectus dated October 29, 2003,
                       as supplemented November 10, 2003,
                      December 5, 2003, December 16, 2003,
                      December 31, 2003, January 16, 2004,
                  May 17, 2004, May 18, 2004 and July 16, 2004

                AIM Money Market Fund - AIM Cash Reserve Shares,
                        Class B, C, R and Investor Class
                    Supplement dated September 8, 2004 to the
                       Prospectus dated October 29, 2003,
                        as supplemented December 5, 2003,
        December 16, 2003, January 16, 2004, May 17, 2004, May 18, 2004,
                         July 15, 2004 and July 16, 2004

                  AIM Real Estate Fund - Investor Class, Class
                                  A, B, C and R
                   AIM Short Term Bond Fund - Class A, C and R
                AIM Total Return Bond Fund - Class A, B, C and R
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004
                                and July 16, 2004

                    AIM High Yield Fund - Institutional Class
            AIM Limited Maturity Treasury Fund - Institutional Class
                   AIM Money Market Fund - Institutional Class
                   AIM Real Estate Fund - Institutional Class
                 AIM Short Term Bond Fund - Institutional Class
                AIM Total Return Bond Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                        Prospectus dated April 30, 2004,
                  as supplemented April 30, 2004, May 18, 2004,
                         July 15, 2004 and July 16, 2004

                         AIM SPECIAL OPPORTUNITIES FUNDS

                   AIM Opportunities I Fund - Class A, B and C
                  AIM Opportunities II Fund - Class A, B and C
                  AIM Opportunities III Fund - Class A, B and C
                    Supplement dated September 8, 2004 to the
                     Prospectus dated February 27, 2004, as
                  supplemented February 27, 2004, May 18, 2004,
                        July 16, 2004 and August 11, 2004

                                 AIM SUMMIT FUND

                    Supplement dated September 8, 2004 to the
                         Prospectus dated March 2, 2004
                  as supplemented March 2, 2004, May 18, 2004,
                        July 16, 2004 and August 10, 2004

                              AIM TAX-EXEMPT FUNDS

                AIM High Income Municipal Fund - Class A, B and C
               AIM Tax-Exempt Cash Fund - Investor Class, Class A
                 AIM Tax-Free Intermediate Fund - Class A and A3
              AIM Tax-Free Intermediate Fund - Institutional Class
                    Supplement dated September 8, 2004 to the
                         Prospectus dated July 30, 2004
                          as supplemented July 30, 2004


The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.